Cover	Sep. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2021
Entity File Number	001-40136
Entity Registrant Name	AMALGAMATED FINANCIAL CORP.
Entity Central Index Key	0001823608
Entity Tax Identification Number	85-2757101
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	275 Seventh Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	895-8988
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AMAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable